SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
International Financial Reporting Standards and Interpretations Recently Issued or Amended But Not Yet Effective
International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the reporting period ended December 31, 2020.  Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group's financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for Company
Interest Rate Benchmark Reform – Phase 2 – Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	January 1, 2021	July 1, 2021
Reference to the Conceptual Framework – Amendments to IFRS 3	January 1, 2022	July 1, 2022
Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16	January 1, 2022	July 1, 2022
Classification of Liabilities as Current or Non-current - Amendments to IAS 1	January 1, 2023	July 1, 2023